Loans Held for Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans Held for Sale

5. Loans Held for Sale

Loans held for sale as of June 30, 2012 and December 31, 2011, consist of the following:

	June 30, 2012	December 31, 2011
Government insured pool buyouts	$1,972,701	$1,939,114
Mortgage warehouse (carried at fair value)	1,105,985	761,818
Other	99,911	24,354

Total loans held for sale	$3,178,597	$2,725,286

The Company sells loans to various financial institutions, government agencies, government-sponsored enterprises, and individual investors. Currently, the Company sells a concentration of loans to government-sponsored entities. The Company does not originate, acquire or sell subprime mortgage loans.

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Proceeds received from new securitizations	$1,869,387	$623,915	$3,790,357	$2,053,036
Net fees paid to agencies	15,910	6,551	27,662	17,721
Servicing fees collected	2,448	1,352	3,203	2,035
Repurchased loans	2,045	2,503	3,516	3,350

During the six months ended June 30, 2012, the Company transferred $333,446 of conforming residential mortgages to Ginnie Mae (GNMA) in exchange for mortgage-backed securities. As of June 30, 2012, the Company retained $103,952 of these securities backed by the transferred loans and maintained effective control over these pools of transferred assets. Accordingly, the Company has not recorded these transfers as sales. These transferred assets are recorded in the condensed consolidated balance sheet as loans held for sale. The remaining $229,494 in securities were sold to unrelated third parties during the six months ended June 30, 2012 and have been recorded as sales.

During the three and six months ended June 30, 2012, the Company transferred $8,700 and $26,138 in residential mortgage and commercial loans from loans held for sale to loans held for investment at lower of cost or market as the Company has the intent to hold these loans for the foreseeable future.

During the three and six months ended June 30, 2012, the Company purchased $347,114 of government insured loans, net of discounts, with the intent of pooling and selling the loans as they become eligible.

7. Loans Held for Sale

Loans held for sale as of December 31, 2011 and 2010, consist of the following:

	2011	2010
Residential mortgages	$2,709,825	$1,222,529
Commercial and commercial real estate	15,461	15,136

	$2,725,286	$1,237,665

The Company sells loans to various financial institutions, government agencies, government-sponsored enterprises, and individual investors. Currently, the Company sells a concentration of loans to government-sponsored entities. The Company does not originate, acquire or sell subprime mortgage loans.

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the years ended December 31, 2011 and 2010:

	2011	2010
Proceeds received from new securitizations	$5,037,329	$5,080,174
Net fees paid to agencies	37,438	32,649
Servicing fees collected	7,744	7,578
Repurchased loans	9,149	3,497

There were no unsold securitized loans on hand at December 31, 2011 and 2010.

During 2011, the Company transferred $15,788 in residential mortgages from loans held for sale to loans held for investment. These loans were purchased out of GNMA pool securities in the normal course of business and were initially classified as held for sale. As the Company determined its intent and ability to hold the loans for the foreseeable future, the loans were transferred to held for investment at the lower of cost or fair value.

During 2011, the Company transferred $780,391 from loans held for investment to loans held for sale. The original intent of this pool of loans was to hold for the foreseeable future. Due to changes in the economic and legislative environment, a higher proportion of government insured mortgage loans previously expected to foreclose are being reinstated which caused an increase in the expected duration of these loans. The Company determined it no longer had the intent to hold these loans for the foreseeable future and thus transferred these loans to loans held for sale at the lower of cost or fair value. The Company sold $156,747 of these transferred loans and recognized a gain of $12,338 for the year ended December 31, 2011 which has been recorded as gain on sale of loans.

During 2011, the Company purchased $1,177,939 of government insured loans, net of discounts, with the intent of pooling and selling the loans as they become eligible.